Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 11, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Municipal Trust II (the “Registrant”) (1933 Act File No. 033-71320) on behalf of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in an as revised Prospectus dated June 1, 2015 as revised March 24, 2016.  The purpose of the filing is to submit the 497(e) filing dated March 24, 2016 in XBRL for the Fund.

Please contact me at (617) 672-8535, or fax number (617) 672-1535 if you have any questions or comments.

Very truly yours,

/s/ Linda K. Nishi

Linda K. Nishi

Assistant Vice President